UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2008

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND September 30, 2008

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 98.51%

COMMON STOCKS 2.34%

Agriculture 0.09%
Archer Daniels Midland Co.	250	$5,477,500

Automotive 0.06%
Oshkosh Corp.	300	3,948,000

Electric: Generation 0.15%
PNM Resources, Inc.	700	7,168,000
Reliant Energy, Inc.*	300	2,205,000
Total		9,373,000

Electric: Integrated 0.27%
NiSource, Inc.	800	11,808,000
TECO Energy, Inc.	300	4,719,000
Total		16,527,000

Electronics 0.23%
Emerson Electric Co.	350	14,276,500

Energy: Exploration & Production 0.40%
Devon Energy Corp.	100	9,120,000
Schlumberger Ltd.	200	15,618,000
Total		24,738,000

Food & Drug Retailers 0.19%
Ingles Markets, Inc. Class A	185	4,223,550
SUPERVALU, INC.	350	7,595,000
Total		11,818,550

Machinery 0.26%
Baldor Electric Co.	215	6,194,150
Roper Industries, Inc.	180	10,252,800
Total		16,446,950

Media: Cable 0.16%
Time Warner Cable, Inc. Class A*	400	9,680,000

Multi-Line Insurance 0.21%
MetLife, Inc.	235	13,144,320

Oil Field Equipment & Services 0.00%
Exterran Holdings, Inc.*	3	95,976

Pharmaceuticals 0.12%
Pfizer, Inc.	400	7,376,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND September 30, 2008

Investments	Shares (000)	Value
Support: Services 0.20%
CRA International, Inc.*	150	$4,122,000
FTI Consulting, Inc.*	120	8,668,800
Total		12,790,800

Total Common Stocks (cost $171,725,864)		145,692,596

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 6.42%

Aerospace/Defense 0.55%
Alliant Techsystems, Inc.	2.75%	2/15/2024	$10,000	12,225,000
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	20,000	21,925,000
Total				34,150,000

Building & Construction 0.06%
Fluor Corp.	1.50%	2/15/2024	2,000	3,992,500

Computer Hardware 0.25%
Intel Corp.	2.95%	12/15/2035	18,000	15,817,500

Electronics 0.56%
FLIR Systems, Inc.	3.00%	6/1/2023	2,500	8,703,125
Itron, Inc.	2.50%	8/1/2026	5,000	7,156,250
Millipore Corp.	3.75%	6/1/2026	20,000	19,025,000
Total				34,884,375

Food 0.04%
Lehman Brothers, Inc. (convertible into Nestle SA)†(a)	2.00%	12/31/2012	19,000	2,565,000

Gas Distribution 0.07%
NorthernStar Natural Gas, Inc.†	5.00%	5/15/2013	4,634	4,286,150

Health Services 0.53%
Fisher Scientific International, Inc.	3.25%	3/1/2024	10,000	14,675,000
Invitrogen Corp.	1.50%	2/15/2024	20,000	18,125,000
Total				32,800,000

Investments & Miscellaneous Financial Services 0.16%
Prudential Financial, Inc.	0.419%#	12/12/2036	10,000	9,835,000

Machinery 0.02%
Lehman Brothers Holdings, Inc. (convertible into ABB Ltd.)(a)	12.12%	9/11/2009	405	1,026,999

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Broadcast 0.46%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	$22,545	$19,304,156
Sinclair Broadcast Group, Inc. (2.00% after 1/15/2011)(b)	4.875%	7/15/2018	10,000	9,125,000
Total				28,429,156

Media: Diversified 0.34%
Liberty Media LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	45,000	21,375,000

Metals/Mining (Excluding Steel) 0.33%
Newmont Mining Corp.	1.25%	7/15/2014	20,000	20,650,000

Oil Field Equipment & Services 0.15%
Hanover Compressor Co.	4.75%	1/15/2014	10,000	9,437,500

Pharmaceuticals 1.49%
CV Therapeutics, Inc.	3.25%	8/16/2013	15,000	11,512,500
Genzyme Corp.	1.25%	12/1/2023	17,000	19,720,000
Teva Pharmaceutical Finance Co. BV (Netherlands Antilles)(c)	1.75%	2/1/2026	33,100	37,113,375
Wyeth	2.621%#	1/15/2024	25,000	24,432,500
Total				92,778,375

Printing & Publishing 0.18%
Omnicom Group, Inc.	Zero Coupon	7/1/2038	12,000	10,995,000

Software/Services 0.81%
EMC Corp.	1.75%	12/1/2011	15,000	14,943,750
Equinix, Inc.	2.50%	4/15/2012	15,000	13,068,750
Symantec Corp.	0.75%	6/15/2011	20,000	22,225,000
Total				50,237,500

Support: Services 0.22%
CRA International, Inc.	2.875%	6/15/2034	15,000	13,650,000

Telecommunications: Wireless 0.20%
Nextel Communications, Inc.	5.25%	1/15/2010	8,000	7,540,000
NII Holdings, Inc.	2.75%	8/15/2025	5,000	4,975,000
Total				12,515,000

Total Convertible Bonds (cost $458,462,162)				399,425,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND September 30, 2008

Investments	Interest Rate	Shares (000)	Value
CONVERTIBLE PREFERRED STOCKS 2.55%

Agency 0.02%
Fannie Mae	8.75%	450	$1,098,000

Banking 0.46%
Bank of America Corp.	7.25%	25	20,950,000
Wachovia Corp.	7.50%	20	7,700,000
Total			28,650,000

Consumer/Commercial/Lease Financing 0.02%
CIT Group, Inc.	7.75%	100	875,000

Electric: Generation 0.26%
NRG Energy, Inc.	5.75%	70	16,257,578

Food: Wholesale 0.34%
Archer Daniels Midland Co.	6.25%	350	10,454,500
Bunge Ltd.	4.875%	125	10,812,500
Total			21,267,000

Gas Distribution 0.86%
El Paso Corp.†	4.99%	20	20,680,000
Williams Cos., Inc. (The)	5.50%	300	32,831,250
Total			53,511,250

Life Insurance 0.19%
MetLife, Inc.	6.375%	960	12,019,200

Metals/Mining (Excluding Steel) 0.17%
Vale Capital Ltd.	5.50%	283	10,735,000

Pharmaceuticals 0.23%
Mylan, Inc.	6.50%	18	14,130,000
Total Convertible Preferred Stocks (cost $208,987,711)			158,543,028

			Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(d) 1.82%

Aerospace/Defense 0.17%
Hawker Beechcraft Acquisition Co. LLC Letter of Credit	5.7619	%#	3/31/2014	$646	567,338
Hawker Beechcraft Corp. Term Loan	5.7619	%#	3/31/2014	11,053	9,710,934
Total					10,278,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND September 30, 2008

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Value
Auto Parts & Equipment 0.26%
Oshkosh Corp. Term Loan B	4.32%#-6.09%#	12/6/2013	$18,886		$16,370,186

Health Services 0.49%
HCA, Inc. Term Loan B	6.0119%#	11/18/2013		34,773	30,578,659

Machinery 0.16%
Baldor Electric Co. Term Loan B	4.5625%#-5.1875%#	1/31/2014		10,547	9,945,937

Pharmaceuticals 0.37%
Mylan, Inc. Term Loan B	7.00%#-7.0625%#	12/1/2014		24,875	23,195,938

Printing & Publishing 0.10%
Idearc, Inc. Term Loan B	5.71%#-5.77%#	11/17/2014		9,975	5,895,038

Utility 0.27%
Texas Competitive Electric Holdings Co. LLC Term Loan B2	6.3025%#-7.64%#	10/10/2014		19,950	16,932,349

Total Floating Rate Loans (cost $123,772,057)					113,196,379

FOREIGN BONDS(e) 0.55%
Canada
Government of Canada	4.00%	9/1/2020	CAD	20,000	19,210,524
Government of Canada	4.00%	6/1/2010	CAD	15,000	14,711,487
Total Foreign Bonds (cost $35,519,848)					33,922,011

GOVERNMENT SPONSORED ENTERPRISES BONDS 1.50%

Federal Home Loan Mortgage Corp.	5.125%	4/18/2011	$35,000		36,582,770
Federal National Mortgage Assoc.	5.00%	4/15/2015		15,000	15,535,890
Federal National Mortgage Assoc.(f)	6.625%	9/15/2009		40,000	41,243,960

Total Government Sponsored Enterprises Bonds (cost $91,899,840)					93,362,620

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 13.25%

Federal National Mortgage Assoc.	5.50%	1/1/2037 - 2/1/2038		95,472	95,300,033
Federal National Mortgage Assoc.(f)	5.50%	2/1/2033 - 7/1/2033		63,036	63,074,672
Federal National Mortgage Assoc.	6.00%	4/1/2035 - 8/1/2038		343,439	348,339,082
Federal National Mortgage Assoc.(f)	6.00%	1/1/2034 - 2/1/2035		103,571	105,324,246
Federal National Mortgage Assoc.	6.50%	9/1/2035 - 7/1/2037		206,045	211,670,798

Total Government Sponsored Enterprises Pass-Throughs (cost $818,398,126)					823,708,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
HIGH YIELD CORPORATE BONDS 68.01%

Aerospace/Defense 1.59%
DRS Technologies, Inc.	6.875%	11/1/2013	$30,000	$29,850,000
Esterline Technologies Corp.	6.625%	3/1/2017	4,625	4,416,875
Esterline Technologies Corp.	7.75%	6/15/2013	16,000	15,760,000
Hawker Beechcraft Corp.	8.50%	4/1/2015	5,000	4,600,000
Hawker Beechcraft Corp. PIK	8.875%	4/1/2015	12,000	10,920,000
L-3 Communications Corp.	6.125%	1/15/2014	14,000	13,020,000
L-3 Communications Corp.	6.375%	10/15/2015	14,000	12,950,000
Moog, Inc. Class A	6.25%	1/15/2015	8,000	7,440,000
Total				98,956,875

Agriculture 0.07%
Bunge NA Finance LP	5.90%	4/1/2017	4,750	4,107,848

Apparel/Textiles 0.26%
Levi Strauss & Co.	8.875%	4/1/2016	5,625	4,528,125
Quiksilver, Inc.	6.875%	4/15/2015	17,000	11,815,000
Total				16,343,125

Auto Loans 1.53%
Ford Motor Credit Co. LLC	7.25%	10/25/2011	55,000	34,995,290
Ford Motor Credit Co. LLC	7.375%	10/28/2009	20,000	16,082,980
Ford Motor Credit Co. LLC	9.75%	9/15/2010	8,500	6,097,585
GMAC LLC	7.25%	3/2/2011	80,500	38,091,956
Total				95,267,811

Auto Parts & Equipment 1.13%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	20,000	12,700,000
Lear Corp.	8.50%	12/1/2013	10,000	7,387,500
Lear Corp.	8.75%	12/1/2016	1,225	857,500
Stanadyne Corp.	10.00%	8/15/2014	10,000	9,350,000
Stanadyne Corp. (12.00% after 8/15/2009)**	Zero Coupon	2/15/2015	15,000	11,025,000
Tenneco, Inc.	8.625%	11/15/2014	20,000	16,000,000
TRW Automotive, Inc.†	7.25%	3/15/2017	16,425	13,057,875
Total				70,377,875

Automotive 0.63%
Ford Capital BV (Netherlands)(c)	9.50%	6/1/2010	16,500	11,715,000
Ford Motor Co.	9.50%	9/15/2011	7,000	4,515,000
General Motors Corp.	7.20%	1/15/2011	31,750	18,732,500
General Motors Corp.	8.375%	7/15/2033	10,000	4,050,000
Total				39,012,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Banking 0.73%
JPMorgan Chase & Co.	6.00%	1/15/2018	$15,000	$13,701,660
Regions Financing Trust II	6.625%	5/15/2047	10,000	5,647,630
Wachovia Corp.	5.50%	5/1/2013	10,000	8,281,210
Wells Fargo & Co.	5.35%	5/6/2018	20,000	17,552,380
Total				45,182,880

Beverage 0.25%
Constellation Brands, Inc.	7.25%	5/15/2017	17,000	15,725,000

Brokerage 0.20%
Morgan Stanley	4.00%	1/15/2010	4,200	3,445,025
Morgan Stanley	6.00%	4/28/2015	10,000	6,810,650
Morgan Stanley	6.625%	4/1/2018	2,850	1,889,023
Total				12,144,698

Building & Construction 0.06%
William Lyon Homes, Inc.	10.75%	4/1/2013	8,375	3,643,125

Building Materials 0.28%
Belden, Inc.	7.00%	3/15/2017	12,500	11,187,500
NTK Holdings, Inc. (10.75% after 9/1/2009)**	Zero Coupon	3/1/2014	15,000	6,525,000
Total				17,712,500

Chemicals 2.83%
Airgas, Inc.	6.25%	7/15/2014	10,000	9,450,000
Airgas, Inc.†	7.125%	10/1/2018	5,275	5,156,313
Equistar Chemicals LP	7.55%	2/15/2026	26,000	15,730,000
Hercules, Inc.	6.75%	10/15/2029	25,000	24,875,000
Huntsman LLC	11.50%	7/15/2012	5,181	5,310,525
Ineos Group Holdings plc (United Kingdom)†(c)	8.50%	2/15/2016	30,000	16,350,000
INVISTA†	9.25%	5/1/2012	25,000	24,687,500
Nalco Co.	8.875%	11/15/2013	10,425	10,451,062
NOVA Chemicals Corp. (Canada)(c)	6.50%	1/15/2012	10,000	8,950,000
Praxair, Inc.	4.625%	3/30/2015	20,000	18,632,640
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	18,250	17,428,750
Terra Capital, Inc.	7.00%	2/1/2017	20,000	19,100,000
Total				176,121,790

Consumer Products 0.46%
Elizabeth Arden, Inc.	7.75%	1/15/2014	25,000	22,875,000
H.J. Heinz Co.	5.35%	7/15/2013	5,700	5,597,138
Total				28,472,138

Consumer/Commercial/Lease Financing 0.54%
American Express Bank FSB	5.50%	4/16/2013	15,000	13,741,785

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer/Commercial/Lease Financing (continued)
American Express Credit Corp.	7.30%	8/20/2013	$12,000	$11,585,940
CIT Group, Inc.	3.375%	4/1/2009	3,500	3,303,160
CIT Group, Inc.	5.20%	11/3/2010	7,500	5,045,153
Total				33,676,038

Diversified Capital Goods 1.71%
Actuant Corp.	6.875%	6/15/2017	5,300	5,088,000
Honeywell International, Inc.	5.30%	3/1/2018	15,175	14,309,342
Mueller Water Products, Inc.	7.375%	6/1/2017	18,450	14,667,750
Park-Ohio Industries, Inc.	8.375%	11/15/2014	13,900	11,085,250
RBS Global & Rexnord Corp.	8.875%	9/1/2016	15,000	13,725,000
RBS Global & Rexnord Corp.	9.50%	8/1/2014	29,500	27,877,500
Sensus Metering Systems, Inc.	8.625%	12/15/2013	21,000	19,845,000
Total				106,597,842

Electric: Distribution/Transmission 0.14%
ITC Midwest LLC†	6.15%	1/31/2038	10,000	8,698,670

Electric: Generation 5.09%
AES Corp. (The)	8.00%	10/15/2017	27,500	24,956,250
Dynegy Holdings, Inc.	7.50%	6/1/2015	5,000	4,250,000
Dynegy Holdings, Inc.	7.75%	6/1/2019	22,500	18,112,500
Dynegy Holdings, Inc.	8.375%	5/1/2016	33,600	29,400,000
Edison Mission Energy	7.00%	5/15/2017	65,000	58,825,000
Edison Mission Energy	7.75%	6/15/2016	41,000	38,745,000
Mirant Americas Generation LLC	9.125%	5/1/2031	34,250	26,543,750
Mirant North America LLC	7.375%	12/31/2013	15,225	14,387,625
NRG Energy, Inc.	7.25%	2/1/2014	21,500	19,995,000
NRG Energy, Inc.	7.375%	2/1/2016	12,300	11,100,750
NRG Energy, Inc.	7.375%	1/15/2017	15,000	13,687,500
Reliant Energy, Inc.	6.75%	12/15/2014	10,000	8,600,000
Reliant Energy, Inc.	7.875%	6/15/2017	12,500	9,312,500
Texas Competitive Electric Holdings Co. LLC†	10.25%	11/1/2015	42,800	38,841,000
Total				316,756,875

Electric: Integrated 2.11%
Commonwealth Edison Co.	5.80%	3/15/2018	15,000	13,770,000
Duke Energy Corp.	5.375%	1/1/2009	7,500	7,509,075
E. ON International Finance BV (Netherlands)†(c)	5.80%	4/30/2018	17,000	16,277,126
Nevada Power Co.	5.875%	1/15/2015	15,000	14,245,170
NiSource Finance Corp.	6.15%	3/1/2013	7,000	6,781,880
Northern States Power Co. Minnesota	5.25%	3/1/2018	15,000	13,994,550
PECO Energy Co.	5.35%	3/1/2018	10,000	9,100,700
PG&E Corp.	4.80%	3/1/2014	12,000	11,315,880
PPL Energy Supply LLC	6.40%	11/1/2011	12,000	11,949,360
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	24,000	24,415,368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Integrated (continued)
Wisconsin Electric Power Co.	6.00%	4/1/2014	$2,000	$1,995,280
Total				131,354,389

Electronics 1.59%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	20,000	15,450,000
Avago Technologies Ltd. (Singapore)(c)	10.125%	12/1/2013	10,000	10,150,000
Emerson Electric Co.	5.25%	10/15/2018	15,600	14,891,089
Freescale Semiconductor, Inc.	6.694%#	12/15/2014	2,000	1,350,000
Freescale Semiconductor, Inc.	8.875%	12/15/2014	38,500	26,757,500
Freescale Semiconductor, Inc.	10.125%	12/15/2016	14,150	9,126,750
NXP BV (Netherlands)(c)	5.541%#	10/15/2013	12,500	8,296,875
NXP BV (Netherlands)(c)	9.50%	10/15/2015	25,000	12,937,500
Total				98,959,714

Energy: Exploration & Production 4.24%
Chesapeake Energy Corp.	6.25%	1/15/2018	50,000	43,000,000
Chesapeake Energy Corp.	6.50%	8/15/2017	14,000	12,320,000
Chesapeake Energy Corp.	7.00%	8/15/2014	40,000	37,600,000
Cimarex Energy Co.	7.125%	5/1/2017	25,000	23,125,000
EOG Resources, Inc.	6.125%	10/1/2013	3,250	3,260,205
Forest Oil Corp.	7.25%	6/15/2019	27,500	23,650,000
Forest Oil Corp.†	7.25%	6/15/2019	3,200	2,752,000
KCS Energy Services, Inc.	7.125%	4/1/2012	25,000	22,125,000
Kerr-McGee Corp.	6.95%	7/1/2024	12,000	11,369,916
Nabors Industries, Inc.†	6.15%	2/15/2018	10,000	9,550,750
Newfield Exploration Co.	7.125%	5/15/2018	14,500	12,687,500
Quicksilver Resources, Inc.	7.125%	4/1/2016	12,325	10,106,500
Quicksilver Resources, Inc.	8.25%	8/1/2015	22,950	21,114,000
Range Resources Corp.	7.25%	5/1/2018	2,600	2,470,000
Range Resources Corp.	7.375%	7/15/2013	20,000	19,400,000
XTO Energy, Inc.	5.50%	6/15/2018	10,000	8,855,380
Total				263,386,251

Environmental 1.10%
Allied Waste North America, Inc.	7.125%	5/15/2016	25,000	23,437,500
Allied Waste North America, Inc.	7.25%	3/15/2015	47,000	45,237,500
Total				68,675,000

Food & Drug Retailers 1.09%
Ingles Markets, Inc.	8.875%	12/1/2011	25,000	25,187,500
Stater Brothers Holdings, Inc.	8.125%	6/15/2012	26,000	25,610,000
SUPERVALU, INC.	7.50%	11/15/2014	17,500	17,062,500
Total				67,860,000

Food: Wholesale 1.06%
Dole Food Co.	8.75%	7/15/2013	35,000	30,975,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Food: Wholesale (continued)
General Mills, Inc.	5.20%	3/17/2015	$10,000	$9,608,270
Kellogg Co.	4.25%	3/6/2013	10,000	9,657,130
Land O’ Lakes, Inc.	9.00%	12/15/2010	15,000	15,375,000
Total				65,615,400

Forestry/Paper 2.11%
Bowater, Inc.	6.50%	6/15/2013	25,000	9,750,000
Buckeye Technologies, Inc.	8.00%	10/15/2010	16,662	15,495,660
Catalyst Paper Corp. (Canada)(c)	7.375%	3/1/2014	15,500	10,617,500
Graphic Packaging International Corp.	9.50%	8/15/2013	17,550	15,970,500
International Paper Co.	7.95%	6/15/2018	5,675	5,585,590
Jefferson Smurfit Corp.	7.50%	6/1/2013	20,000	16,300,000
Jefferson Smurfit Corp.	8.25%	10/1/2012	10,000	8,400,000
Rock-Tenn Co., Class A	8.20%	8/15/2011	9,250	9,527,500
Smurfit Kappa Funding plc (Ireland)(c)	7.75%	4/1/2015	18,000	15,075,000
Stone Container Corp.	8.00%	3/15/2017	20,000	15,700,000
Stone Container Corp.	8.375%	7/1/2012	10,000	8,450,000
Total				130,871,750

Gaming 2.98%
Boyd Gaming Corp.	7.125%	2/1/2016	10,000	6,975,000
Caesars Entertainment, Inc.	8.125%	5/15/2011	10,000	5,950,000
Downstream Development Quapaw†	12.00%	10/15/2015	10,000	7,300,000
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	32,925	22,224,375
Las Vegas Sands Corp.	6.375%	2/15/2015	35,000	26,950,000
Mandalay Resort Group	9.375%	2/15/2010	20,000	18,500,000
MGM Mirage, Inc.	6.75%	9/1/2012	21,500	16,931,250
River Rock Entertainment Authority	9.75%	11/1/2011	15,700	14,522,500
Scientific Games Corp.	6.25%	12/15/2012	10,000	9,700,000
Seneca Gaming Corp.	7.25%	5/1/2012	10,000	8,750,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	17,300	12,585,750
Station Casinos, Inc.	6.50%	2/1/2014	27,000	8,100,000
Turning Stone Casino Resort†	9.125%	12/15/2010	15,000	14,325,000
Turning Stone Casino Resort†	9.125%	9/15/2014	10,000	9,150,000
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	4,000	3,430,000
Total				185,393,875

Gas Distribution 3.02%
El Paso Corp.	7.00%	6/15/2017	25,275	22,706,125
El Paso Corp.	7.25%	6/1/2018	11,200	10,472,000
El Paso Corp.	7.75%	1/15/2032	10,000	8,419,530
Ferrellgas Partners LP	6.75%	5/1/2014	15,950	13,079,000
Ferrellgas Partners LP	8.75%	6/15/2012	15,625	13,437,500
Inergy Finance LP	8.25%	3/1/2016	15,000	13,875,000
MarkWest Energy Partners LP	6.875%	11/1/2014	23,050	20,860,250
MarkWest Energy Partners LP	8.50%	7/15/2016	3,775	3,586,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gas Distribution (continued)
MarkWest Energy Partners LP	8.75%	4/15/2018	$6,000	$5,730,000
Northwest Pipeline Corp. †	6.05%	6/15/2018	5,025	4,932,258
Northwest Pipeline Corp.	7.00%	6/15/2016	6,950	6,908,293
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	4,600	4,352,065
Rockies Express Pipeline LLC†	6.25%	7/15/2013	4,000	3,949,872
Williams Cos., Inc. (The)	7.875%	9/1/2021	36,550	36,623,356
Williams Partners LP	7.25%	2/1/2017	20,000	18,628,200
Total				187,559,699

Health Services 4.07%
Alliance Imaging, Inc.	7.25%	12/15/2012	10,150	9,287,250
Bausch & Lomb, Inc.†	9.875%	11/1/2015	15,000	14,287,500
Baxter International, Inc.	5.375%	6/1/2018	3,375	3,232,420
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	16,325	15,263,875
Biomet, Inc.	10.00%	10/15/2017	20,000	20,500,000
Centene Corp.	7.25%	4/1/2014	12,075	11,380,688
Community Health Systems	8.875%	7/15/2015	30,000	28,650,000
DaVita, Inc.	7.25%	3/15/2015	10,500	10,027,500
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	11,700	12,051,000
HCA, Inc.	6.375%	1/15/2015	33,075	26,211,937
HCA, Inc.	9.125%	11/15/2014	15,000	14,625,000
Omnicare, Inc.	6.875%	12/15/2015	7,000	6,265,000
Select Medical Corp.	7.625%	2/1/2015	12,000	9,780,000
Tenet Healthcare Corp.	9.25%	2/1/2015	15,000	14,250,000
United Surgical Partners, Inc.	8.875%	5/1/2017	21,500	18,167,500
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	28,500	27,645,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	13,225	11,638,000
Total				253,262,670

Hotels 1.34%
FelCor Lodging LP	8.50%	6/1/2011	15,000	13,050,000
Gaylord Entertainment Co.	6.75%	11/15/2014	9,600	8,112,000
Gaylord Entertainment Co.	8.00%	11/15/2013	36,700	32,112,500
Host Hotels & Resorts LP	6.375%	3/15/2015	15,000	12,262,500
Host Hotels & Resorts LP	7.00%	8/15/2012	20,000	17,950,000
Total				83,487,000

Household & Leisure Products 0.22%
Mattel, Inc.	5.625%	3/15/2013	13,950	13,899,808

Integrated Energy 0.78%
National Fuel Gas Co.†	6.50%	4/15/2018	24,400	23,147,060
Petrobras International Finance Co. (Brazil) (c)	5.875%	3/1/2018	20,000	18,277,640
VeraSun Energy Corp.	9.375%	6/1/2017	17,150	6,860,000
Total				48,284,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Investments & Miscellaneous Financial Services 0.22%
General Electric Capital Corp.	4.80%	5/1/2013	$15,000	$13,695,195

Leisure 0.12%
Universal City Development Partners Ltd.	11.75%	4/1/2010	8,000	7,750,000

Machinery 1.16%
Baldor Electric Co.	8.625%	2/15/2017	34,950	33,552,000
Briggs & Stratton Corp.	8.875%	3/15/2011	10,000	9,850,000
Gardner Denver, Inc.	8.00%	5/1/2013	22,665	22,098,375
Roper Industries, Inc.	6.625%	8/15/2013	6,350	6,499,727
Total				72,000,102

Media: Broadcast 1.33%
Allbritton Communications Co.	7.75%	12/15/2012	60,000	51,600,000
ION Media Networks, Inc. PIK†	9.041%#	1/15/2013	10,252	5,561,626
Lin TV Corp.	6.50%	5/15/2013	10,075	7,908,875
Radio One, Inc.	6.375%	2/15/2013	3,100	2,123,500
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	7,000	6,772,500
Univision Communications, Inc. PIK†	9.75%	3/15/2015	18,150	8,530,500
Total				82,497,001

Media: Cable 2.67%
CCH I LLC	11.75%	5/15/2014	33,000	12,870,000
CCH I LLC / CCH I Capital Corp.	11.00%	10/1/2015	70,250	46,716,250
CCH II LLC / CCH II Capital Corp.	10.25%	9/15/2010	5,000	4,525,000
DirecTV Holdings LLC	6.375%	6/15/2015	25,000	22,125,000
DirecTV Holdings LLC	8.375%	3/15/2013	13,850	13,746,125
Echostar DBS Corp.	7.125%	2/1/2016	24,000	19,380,000
Mediacom Broadband LLC	8.50%	10/15/2015	10,000	8,300,000
Mediacom Communications Corp.	9.50%	1/15/2013	42,500	38,250,000
Total				165,912,375

Media: Diversified 0.08%
Grupo Televisa SA (Mexico)(c)	6.00%	5/15/2018	5,050	4,791,294

Media: Services 0.73%
Affinion Group, Inc.	11.50%	10/15/2015	8,700	8,134,500
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	16,820	14,044,700
Lamar Media Corp.	6.625%	8/15/2015	10,000	8,325,000
Warner Music Group Corp.	7.375%	4/15/2014	20,000	14,950,000
Total				45,454,200

Metals/Mining (Excluding Steel) 1.97%
Aleris International, Inc.	10.00%	12/15/2016	20,000	12,500,000
Aleris International, Inc. PIK	9.00%	12/15/2014	7,500	4,612,500
Foundation PA Coal Co.	7.25%	8/1/2014	10,000	9,700,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND September 30, 2008

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Metals/Mining (Excluding Steel) (continued)
Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015	$25,000	$24,592,800
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	27,500	27,127,952
Noranda Aluminum Acquisition Corp.	6.828%#	5/15/2015	26,800	20,502,000
Peabody Energy Corp.	5.875%	4/15/2016	15,000	13,650,000
Peabody Energy Corp.	7.375%	11/1/2016	10,000	9,650,000
Total				122,335,252

Mortgage Banks & Thrifts 0.33%
Countrywide Home Loan	5.625%	7/15/2009	5,975	5,651,758
Countrywide Home Loan	6.25%	4/15/2009	15,000	14,567,895
Washington Mutual Bank	6.875%	6/15/2011	22,500	140,625
Total				20,360,278

Multi-Line Insurance 0.63%
American International Group, Inc.†	8.25%	8/15/2018	2,750	1,599,854
Hub International Holdings, Inc.†	9.00%	12/15/2014	12,875	11,523,125
MetLife, Inc.	5.00%	6/15/2015	16,235	14,830,185
USI Holdings Corp.†	6.679%#	11/15/2014	15,000	11,475,000
Total				39,428,164

Non-Food & Drug Retailers 0.31%
Brookstone Co., Inc.	12.00%	10/15/2012	10,000	8,150,000
Harry & David Operations Corp.	9.00%	3/1/2013	4,850	2,473,500
Toys ‘R’ Us, Inc.	7.625%	8/1/2011	10,000	8,400,000
Total				19,023,500

Oil Field Equipment & Services 1.70%
BJ Services Co.	6.00%	6/1/2018	9,750	9,924,067
Bristow Group, Inc.	7.50%	9/15/2017	11,000	9,845,000
Cameron International Corp.	6.375%	7/15/2018	3,200	2,993,856
CGG Veritas (France)(c)	7.75%	5/15/2017	5,525	5,276,375
Complete Production Services, Inc.	8.00%	12/15/2016	20,000	19,100,000
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	15,790	14,487,325
Key Energy Services, Inc.	8.375%	12/1/2014	9,200	8,878,000
National Oilwell Varco, Inc.	6.125%	8/15/2015	15,000	14,658,885
Pride International, Inc.	7.375%	7/15/2014	21,450	20,592,000
Total				105,755,508

Oil Refining & Marketing 0.18%
Tesoro Corp.	6.25%	11/1/2012	9,375	8,250,000
Tesoro Corp.	6.50%	6/1/2017	3,550	2,857,750
Total				11,107,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Packaging 1.40%
Ball Corp.	6.625%	3/15/2018	$15,000	$13,987,500
Berry Plastics Corp.	8.875%	9/15/2014	15,000	11,775,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	47,770	36,305,200
Solo Cup Co.	8.50%	2/15/2014	15,000	12,075,000
Vitro SA de CV (Mexico)(c)	9.125%	2/1/2017	20,000	13,100,000
Total				87,242,700

Pharmaceuticals 0.57%
Axcan Intermediate Holdings, Inc.†	12.75%	3/1/2016	7,500	7,462,500
Warner Chilcott Corp.	8.75%	2/1/2015	28,009	27,728,910
Total				35,191,410

Printing & Publishing 0.69%
Dex Media West	9.875%	8/15/2013	20,000	12,450,000
Dex Media, Inc. (9.00% after 11/15/2008)**	Zero Coupon	11/15/2013	10,000	4,650,000
Idearc, Inc.	8.00%	11/15/2016	40,000	11,100,000
R.H. Donnelley Corp.	6.875%	1/15/2013	6,750	2,666,250
R.H. Donnelley Corp.	8.875%	1/15/2016	24,675	8,512,875
R.H. Donnelley Corp.	8.875%	10/15/2017	10,000	3,450,000
Total				42,829,125

Railroads 0.10%
Canadian National Railway Co. (Canada)(c)	4.95%	1/15/2014	6,330	6,134,783

Restaurants 0.23%
Denny’s Corp./Denny’s Holdings, Inc.	10.00%	10/1/2012	15,500	14,182,500

Software/Services 1.65%
Ceridian Corp.†	11.25%	11/15/2015	6,750	5,585,625
First Data Corp.†	9.875%	9/24/2015	13,350	10,496,437
SERENA Software, Inc.	10.375%	3/15/2016	11,000	9,735,000
SunGard Data Systems, Inc.	9.125%	8/15/2013	27,850	25,204,250
SunGard Data Systems, Inc.	10.25%	8/15/2015	22,500	19,631,250
Syniverse Technologies, Inc.	7.75%	8/15/2013	14,800	13,764,000
Unisys Corp.	8.00%	10/15/2012	10,000	8,150,000
Vangent, Inc.	9.625%	2/15/2015	12,500	10,250,000
Total				102,816,562

Steel Producers/Products 0.56%
Algoma Acquisition Corp. (Canada)†(c)	9.875%	6/15/2015	13,250	12,007,812
Allegheny Ludlum Corp.	6.95%	12/15/2025	13,875	13,046,718
Century Aluminum Co.	7.50%	8/15/2014	10,000	9,450,000
Total				34,504,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Support: Services 2.20%
ARAMARK Corp.	6.301%#	2/1/2015	$9,500	$8,360,000
ARAMARK Corp.	8.50%	2/1/2015	3,750	3,543,750
Ashtead Capital, Inc.†	9.00%	8/15/2016	15,200	13,148,000
Avis Budget Car Rental	7.625%	5/15/2014	27,000	17,212,500
Education Management LLC/Education Management Finance Corp.	8.75%	6/1/2014	2,125	1,785,000
Expedia, Inc.†	8.50%	7/1/2016	10,775	9,751,375
FTI Consulting, Inc.	7.75%	10/1/2016	11,075	11,310,344
Hertz Corp. (The)	8.875%	1/1/2014	23,700	20,559,750
Hertz Corp. (The)	10.50%	1/1/2016	8,000	6,720,000
Iron Mountain, Inc.	7.75%	1/15/2015	8,600	8,557,000
Iron Mountain, Inc.	8.625%	4/1/2013	10,000	9,900,000
Rental Service Corp.	9.50%	12/1/2014	15,250	11,628,125
United Rentals North America, Inc.	7.75%	11/15/2013	18,580	14,167,250
Total				136,643,094

Telecommunications: Fixed Line 0.15%
Valor Telecommunications Enterprises LLC	7.75%	2/15/2015	10,000	9,537,500

Telecommunications: Integrated/Services 3.84%
Cincinnati Bell, Inc.	8.375%	1/15/2014	59,075	51,690,625
Hughes Network Systems LLC	9.50%	4/15/2014	10,000	9,750,000
Intelsat Ltd.	11.25%	6/15/2016	11,000	10,752,500
MasTec, Inc.	7.625%	2/1/2017	11,050	9,392,500
Nordic Telephone Holdings Co. (Denmark)†(c)	8.875%	5/1/2016	37,725	34,518,375
Qwest Capital Funding, Inc.	7.90%	8/15/2010	75,000	72,937,500
Qwest Communications International, Inc.	7.25%	2/15/2011	30,000	28,575,000
Windstream Corp.	7.00%	3/15/2019	26,000	20,930,000
Total				238,546,500

Telecommunications: Wireless 1.34%
Centennial Communications Corp.	10.00%	1/1/2013	12,750	12,271,875
Centennial Communications Corp.	10.125%	6/15/2013	10,000	9,950,000
Hellas II (Luxembourg)†(c)	8.541%#	1/15/2015	17,850	10,888,500
IPCS, Inc. PIK	6.051%#	5/1/2014	4,700	3,689,500
MetroPCS Wireless, Inc.	9.25%	11/1/2014	8,675	8,154,500
Sprint Capital Corp.	6.90%	5/1/2019	28,550	22,164,279
Sprint Capital Corp.	8.375%	3/15/2012	7,000	6,304,522
Wind Acquisition Finance SA (Luxembourg)†(c)	10.75%	12/1/2015	10,000	9,850,000
Total				83,273,176

Theaters & Entertainment 0.35%
AMC Entertainment, Inc.	8.00%	3/1/2014	25,000	21,625,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND September 30, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Value
Transportation (Excluding Air/Rail) 0.29%
Bristow Group, Inc.	6.125%	6/15/2013	$20,150		$18,135,000
Total High Yield Corporate Bonds (cost $5,034,083,300)					4,228,180,345

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.02%
CS First Boston Mortgage Securities Corp. 1998-C2 A2 (cost $1,236,420)	6.30%	11/11/2030	1,265		1,264,355

			Shares (000)
NON-CONVERTIBLE PREFERRED STOCKS 0.18%
Agency 0.02%
Fannie Mae	8.25%		481		1,049,452

Consumer Products 0.16%
H.J. Heinz Finance Co.†	8.00%		—	(g)	9,771,875

Total Non-Convertible Preferred Stocks (cost $22,089,804)					10,821,327

			Principal Amount (000)
U.S. TREASURY OBLIGATIONS 1.87%
U.S. Treasury Notes	4.00%	2/15/2014	$80,000		84,106,320
U.S. Treasury Notes(f)	5.00%	2/15/2011	30,000		32,090,640
Total U.S. Treasury Obligations (cost $114,917,043)					116,196,960

Total Long-Term Investments (cost $7,081,092,175)					6,124,313,507

SHORT-TERM INVESTMENT 0.09%

Repurchase Agreement
Repurchase Agreement dated 9/30/2008, 1.00% due 10/1/2008 with State Street Bank & Trust Co. collateralized by $6,030,000 of Federal Home Loan Bank at 2.584% due 1/8/2009; value: $6,060,150; proceeds: $5,937,005 (cost $5,936,840)			5,937		5,936,840

Total Investments in Securities 98.60% (cost $7,087,029,015)					6,130,250,347

Other Assets in Excess of Liabilities(h) 1.40%					86,879,680
Net Assets 100.00%					$6,217,130,027

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND September 30, 2008

PIK	Payment-in-kind.

*	Non income-producing security.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors.  Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable rate security. The interest rate represents the rate at September 30, 2008.
**	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Defaulted security.
(b)

On the maturity date, the issuer will redeem the notes at their accreted principal price, which will be equal to 125.66% of principal amount at issuance.  The “accreted principal price” of the note will be equal to the principal amount of the note at issuance plus accretion on the principal amount at issuance beginning January 15, 2011.

(c)	Foreign security traded in U.S. dollars.
(d)

Floating Rate Loan.  Generally pays interest at rates which are periodically re-determined at a margin above the London Inter-Bank Offered Rate (“LIBOR”) or other short-term rates.  The rate shown is the rate(s) in effect at September 30, 2008.

(e)	Investment in non-U.S. dollar denominated securities.
(f)	All or a portion of the security has been pledged as collateral for swap contracts as of September 30, 2008.
(g)	Amount represents less than 1,000 shares.
(h)	Other Assets in Excess of Liabilities include net unrealized depreciation on credit default swap agreements, as follows:

Credit default swap agreements outstanding at September 30, 2008:

Counterparty	Reference Entity	Protection	(Pay) Receive Fixed Rate	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Abitibi-Consolidated, Inc.
	6.00%, due 6/20/2013	Sell	5.00%	6/20/2012	$10,000	$(5,934,722)
JPMorgan Chase & Co.	Windstream Corp.
	7.00%, due 3/15/2019	Buy	(2.50)%	9/20/2013	10,000	225,315
						$(5,709,407)

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Loans are valued at the average of bid and ask quotations obtained from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans. As of September 30, 2008, 100% of total investments in loans were valued based on prices from such services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)   Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)   Foreign Transactions—The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)   Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)   Structured Securities—The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the “Reference”), or to relative changes in two or more References. The interest rate or principal amount payable upon maturity or redemption may be increased (decreased) depending upon changes in the applicable Reference or certain specified events. Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity.

(f)    When-Issued or Forward Transactions—The Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced (“TBA”) transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will

1

Notes to Schedule of Investments (unaudited)(continued)

record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)   Credit Default Swaps—The Fund may enter into credit default swap contracts (“swaps”) for investment purposes to hedge credit risk and also for speculative purposes. As a seller in the credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as a realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as a realized loss.

Swaps are marked to market daily based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk.  Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(h)   Floating Rate Loans—The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. These unfunded amounts are recorded in memorandum accounts. As of September 30, 2008, there were no open unfunded loan commitments.

(i)    Fair Value Measurements—The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective January 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or

2

Notes to Schedule of Investments (unaudited)(concluded)

unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.  Observable inputs are based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•      Level 1 – quoted prices in active markets for identical investments;

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$229,128,326	$(5,709,407)
Level 2 – Other Significant Observable Inputs	5,901,122,021	—
Total	$6,130,250,347	$(5,709,407)

*  Other Financial Instruments include credit default swap contracts.

3.     FEDERAL TAX INFORMATION

As of September 30, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$7,149,527,894
Gross unrealized gain	70,822,457
Gross unrealized loss	(1,090,100,004)
Net unrealized security loss	$(1,019,277,547)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales, amortization and certain securities.

4.     RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”).  SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows.  SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and disclosures.

3

Item 2:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

(i)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:

/s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer and Chairman

Date: November 21, 2008

By:

/s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Robert S. Dow

Robert S. Dow

Chief Executive Officer and Chairman

Date: November 21, 2008

By:

/s/ Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: November 21, 2008